Schedule of unrecognized deferred tax assets (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2023	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	₨ 2,905,155	₨ 3,429,555
Temporary differences [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	320,667	364,322
Unabsorbed depreciation [Member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	₨ 2,584,488	₨ 3,065,233